Provisions - Disclosure of movements in provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	£ 1,383
Provisions, ending balance	1,664
Provisions other than undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	944
Additions	889
Amounts utilised	(432)
Unused amounts reversed	(143)
Exchange and other movements	(10)
Provisions, ending balance	1,248
Redundancy and restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	213
Additions	267
Amounts utilised	(210)
Unused amounts reversed	(79)
Exchange and other movements	(1)
Provisions, ending balance	190
Customer redress
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	299
Additions	302
Amounts utilised	(43)
Unused amounts reversed	(13)
Exchange and other movements	(2)
Provisions, ending balance	543
Legal, competition and regulatory matters
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	59
Additions	114
Amounts utilised	(89)
Unused amounts reversed	(3)
Exchange and other movements	(2)
Provisions, ending balance	79
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	14
Additions	41
Amounts utilised	(14)
Unused amounts reversed	0
Exchange and other movements	0
Provisions, ending balance	41
Sundry provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	359
Additions	165
Amounts utilised	(76)
Unused amounts reversed	(48)
Exchange and other movements	(5)
Provisions, ending balance	395
Undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period	439
Net change in expected credit loss provision and other movements	(23)
Provisions, ending balance	£ 416